Note 2 - Cash, Cash Equivalents and Restricted Cash - Reconciliation of Cash, Cash Equivalents, and Restricted Cash (Details) - AUD ($)	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents	$ 15,318,201	$ 23,561,807
Restricted cash – current assets	1,968,814	2,174,806
Restricted cash – non-current assets	812,204	2,318,507
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Ending Balance	$ 18,099,219	$ 28,055,120